Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income:
Loans receivable		$ 29,924	$ 29,787	$ 28,535
Securities available for sale:
Mortgage-backed and related		1,155	343	197
Other marketable		702	1,157	1,138
Other		178	603	511
Total interest income		31,959	31,890	30,381
Interest expense:
Deposits		2,851	3,332	2,231
Advances and other borrowings		0	7	2
Total interest expense		2,851	3,339	2,233
Net interest income		29,108	28,551	28,148
Provision for loan losses		2,699	(1,216)	(649)
Net interest income after provision for loan losses		26,409	29,767	28,797
Non-interest income:
Gain on sales of loans	[1]	9,531	2,941	2,095
Other		1,190	1,136	1,034
Total non-interest income		14,954	8,455	7,714
Non-interest expense:
Compensation and benefits		15,646	15,659	14,728
Occupancy and equipment		4,429	4,442	4,304
Data processing		1,314	1,263	1,270
Professional services		1,405	1,573	1,137
Other		4,199	4,168	3,948
Total non-interest expense		26,993	27,105	25,387
Income before income tax expense		14,370	11,117	11,124
Income tax expense		4,068	3,324	2,888
Net income		10,302	7,793	8,236
Other comprehensive income (loss), net of tax		1,236	1,142	(69)
Comprehensive income available to common shareholders		$ 11,538	$ 8,935	$ 8,167
Basic earnings per common share (in dollars per share)		$ 2.23	$ 1.69	$ 1.89
Diluted earnings per common share (in dollars per share)		$ 2.22	$ 1.68	$ 1.71
Financial Service [Member]
Non-interest income:
Revenue from Contract with Customer		$ 2,877	$ 3,100	$ 3,330
Bank Servicing [Member]
Non-interest income:
Revenue from Contract with Customer	[1]	$ 1,356	$ 1,278	$ 1,255

[1]	Not within the scope of ASC 606.